SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 85.8%
Australia — 0.4%
Ampol	293	$6
ANZ Group Holdings	3,817	60
APA Group	1,449	8
Aristocrat Leisure Ltd	729	18
ASX Ltd	238	8
Aurizon Holdings Ltd	2,260	5
BHP Group	6,330	178
BlueScope Steel Ltd	570	7
Brambles Ltd	1,705	14
Cochlear Ltd	81	12
Coles Group Ltd	1,643	16
Commonwealth Bank of Australia	2,080	127
Computershare Ltd	667	11
CSL	608	89
Dexus ‡	1,320	5
Endeavour Group	1,759	5
Fortescue Metals Group Ltd	2,079	29
Goodman Group ‡	2,078	27
GPT Group ‡	2,352	5
IDP Education	256	3
IGO	837	5
Insurance Australia Group	3,026	11
James Hardie Industries PLC	547	14
Lendlease	846	3
Lottery	2,732	8
Macquarie Group Ltd	451	46
Medibank Pvt Ltd	3,381	7
Mineral Resources	210	8
Mirvac Group ‡	4,844	6
National Australia Bank Ltd	3,870	69
Newmont	439	17
Northern Star Resources	1,423	11
Orica	556	5
Origin Energy Ltd	2,115	12
Pilbara Minerals	3,128	7
Qantas Airways *	1,135	4
QBE Insurance Group Ltd	1,823	18
Ramsay Health Care	226	7
REA Group	65	6
Reece	278	3
Rio Tinto Ltd	456	34
Santos Ltd	3,874	19
Scentre Group ‡	6,372	10
SEEK Ltd	414	5
Sonic Healthcare	561	10
South32	5,631	12
Stockland ‡	2,931	7
Suncorp Group Ltd	1,552	13
Telstra Group	4,965	12
Transurban Group	3,775	28
Treasury Wine Estates Ltd	886	7

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vicinity ‡	4,750	$5
Washington H Soul Pattinson & Co Ltd	266	6
Wesfarmers Ltd	1,393	45
Westpac Banking	4,455	58
WiseTech Global	220	8
Woodside Energy Group	2,331	51
Woolworths Group Ltd	1,493	33
Xero *	192	13
		1,276

Austria — 0.0%
Erste Group Bank AG	422	15
OMV	181	8
Verbund AG	84	7
voestalpine AG	142	4
		34

Belgium — 0.1%
Ageas	198	7
Anheuser-Busch InBev SA/NV	1,066	60
Argenx *	68	32
D'ieteren Group	31	5
Elia Group	41	4
Groupe Bruxelles Lambert SA	122	9
KBC Group NV	307	17
Sofina	19	4
Solvay SA	91	10
UCB SA	155	11
Umicore SA	257	6
Warehouses De Pauw CVA ‡	212	5
		170

Denmark — 0.2%
AP Moller - Maersk A/S, Cl A	4	7
AP Moller - Maersk A/S, Cl B	6	10
Carlsberg A/S, Cl B	120	14
Chr Hansen Holding A/S	129	9
Coloplast A/S, Cl B	146	15
Danske Bank A/S	847	20
Demant A/S *	113	4
DSV	230	34
Genmab A/S *	81	23
Novo Nordisk, Cl B	4,126	396
Novozymes A/S, Cl B	251	11
Orsted A/S	232	11
Pandora A/S	111	12
ROCKWOOL, Cl B	11	2
Tryg A/S	442	9
Vestas Wind Systems	1,240	27
		604

Finland — 0.1%
Elisa	175	8
Fortum	551	7

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kesko, Cl B	335	$6
Kone, Cl B	417	18
Metso	814	7
Neste Oyj	519	17
Nokia	6,643	22
Orion Oyj, Cl B	131	5
Sampo, Cl A	589	23
Stora Enso, Cl R	677	8
UPM-Kymmene	655	22
Wartsila Abp	581	7
		150

France — 0.7%
Accor SA	210	7
Aeroports de Paris	36	4
Air Liquide	643	110
Alstom SA	397	5
Amundi SA	75	4
Arkema SA	74	7
AXA SA	2,309	68
BioMerieux	51	5
BNP Paribas SA	1,364	78
Bollore SA	1,087	6
Bouygues SA	276	10
Bureau Veritas	361	8
Capgemini SE	201	35
Carrefour SA	729	13
Cie de Saint-Gobain	602	33
Cie Generale des Etablissements Michelin SCA	833	25
Covivio ‡	68	3
Credit Agricole SA	1,494	18
Danone SA	788	47
Dassault Aviation	31	6
Dassault Systemes	818	34
Edenred	306	16
Eiffage SA	102	9
Engie SA	2,242	36
EssilorLuxottica SA	364	66
Eurazeo SE	53	3
Eurofins Scientific	165	8
Euronext	105	7
Gecina SA ‡	56	6
Getlink SE	540	9
Hermes International SCA	39	73
Ipsen	46	6
Kering	92	37
Klepierre SA ‡	264	6
La Francaise des Jeux SAEM	129	4
Legrand	328	28
L'Oreal SA	297	124
LVMH Moet Hennessy Louis Vuitton	344	245
Orange SA	2,449	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pernod Ricard SA	253	$45
Publicis Groupe	280	21
Remy Cointreau SA	29	3
Renault SA	236	8
Safran SA	420	65
Sanofi	1,400	127
Sartorius Stedim Biotech	34	6
Schneider Electric SE	666	102
SEB SA	31	3
Societe Generale SA	899	20
Sodexo SA	109	12
STMicroelectronics	839	32
Teleperformance	73	8
Thales SA	131	19
TotalEnergies	2,934	196
Unibail-Rodamco-Westfield *‡	145	7
Valeo	254	3
Veolia Environnement SA	817	22
Vinci SA	661	73
Vivendi SA	885	8
Wendel SA	33	3
Worldline *	294	4
		2,025

Germany — 0.5%
adidas AG	199	35
Allianz	495	116
BASF	1,128	52
Bayer	1,206	52
Bayerische Motoren Werke	406	38
Bechtle	101	5
Beiersdorf AG	124	16
Brenntag AG	190	14
Carl Zeiss Meditec	49	4
Commerzbank AG	1,307	14
Continental AG	135	9
Covestro	237	12
Daimler Truck Holding	626	20
Delivery Hero *	211	5
Deutsche Bank AG	2,537	28
Deutsche Boerse AG	233	38
Deutsche Lufthansa AG	734	5
Deutsche Post	1,255	49
Deutsche Telekom AG	3,979	86
E.ON SE	2,756	33
Evonik Industries AG	257	5
Fresenius Medical Care AG & Co KGaA	252	8
Fresenius SE & Co KGaA	519	13
GEA Group AG	186	6
Hannover Rueck SE	74	16
Heidelberg Materials	178	13
HelloFresh *	201	4
Henkel AG & Co KGaA	128	8

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Infineon Technologies	1,603	$47
Knorr-Bremse	89	5
LEG Immobilien	91	6
Mercedes-Benz Group	1,064	62
Merck KGaA	159	24
MTU Aero Engines AG	66	12
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	172	69
Nemetschek	71	5
Puma SE	130	7
QIAGEN *	280	11
Rational	6	4
Rheinmetall	53	15
RWE AG	789	30
SAP SE	1,295	173
Scout24	98	6
Siemens	939	124
Siemens Energy	638	6
Siemens Healthineers AG	346	17
Symrise, Cl A	163	17
Talanx	87	6
Telefonica Deutschland Holding AG	1,278	2
United Internet AG	258	5
Volkswagen AG	36	4
Vonovia SE	879	20
Wacker Chemie	18	2
Zalando *	275	6
		1,389

Hong Kong — 0.1%
AIA Group Ltd	14,400	125
BOC Hong Kong Holdings Ltd	4,500	12
Budweiser Brewing APAC	2,100	4
CK Asset Holdings Ltd	2,500	12
CK Hutchison Holdings Ltd	3,500	18
CK Infrastructure Holdings Ltd	1,000	5
CLP Holdings	2,000	15
ESR Group	2,400	3
Futu Holdings ADR *	100	5
Galaxy Entertainment Group Ltd	3,000	17
Hang Lung Properties Ltd	2,000	3
Hang Seng Bank Ltd	900	10
Henderson Land Development Co Ltd	2,000	5
HKT Trust & HKT Ltd	5,000	5
Hong Kong & China Gas	14,000	10
Hong Kong Exchanges & Clearing Ltd	1,500	53
Link ‡	3,120	14
MTR Corp Ltd	2,049	8
New World Development	2,000	4
Power Assets Holdings	1,500	7
Sands China Ltd *	2,800	7
Sino Land Co Ltd	4,150	4
SITC International Holdings	2,000	3

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sun Hung Kai Properties Ltd	2,000	$21
Swire Pacific Ltd, Cl A	500	3
Swire Properties Ltd	1,400	3
Techtronic Industries Co Ltd	2,000	18
WH Group Ltd	10,000	6
Wharf Real Estate Investment Co Ltd	2,000	7
Xinyi Glass Holdings	2,086	2
		409

Ireland — 0.6%
Accenture PLC, Cl A	3,795	1,127
AIB Group PLC	1,313	6
Bank of Ireland Group PLC	1,314	12
Eaton Corp PLC	2,396	498
Experian PLC	1,131	34
Jazz Pharmaceuticals PLC *	369	47
Kerry Group PLC, Cl A	196	15
Paddy Power Betfair PLC *	215	34
Pentair PLC	987	57
Perrigo PLC	805	22
Smurfit Kappa Group PLC	303	10
		1,862

Israel — 0.0%
Azrieli Group	52	2
Bank Hapoalim BM	1,559	11
Bank Leumi Le-Israel	1,895	12
Check Point Software Technologies *	100	14
Elbit Systems Ltd	33	6
ICL Group	870	4
Israel Discount Bank, Cl A	1,519	7
Mizrahi Tefahot Bank Ltd	189	6
Nice Ltd *	78	12
Teva Pharmaceutical Industries ADR *	1,400	12
Wix.com Ltd *	100	8
		94

Italy — 0.2%
Amplifon	153	4
Assicurazioni Generali SpA	1,364	27
CNH Industrial NV	1,256	14
Davide Campari-Milano	642	7
DiaSorin	31	3
Enel SpA	9,985	63
Eni SpA	2,924	48
Ferrari	155	47
FinecoBank Banca Fineco	749	9
Infrastrutture Wireless Italiane	413	5
Intesa Sanpaolo SpA	19,815	51
Mediobanca Banca di Credito Finanziario	729	9
Moncler SpA	252	13
Nexi *	725	4
Poste Italiane	641	6
Prysmian SpA	313	12

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Recordati Industria Chimica e Farmaceutica	128	$6
Snam SpA	2,476	11
Stellantis	2,761	51
Telecom Italia *	12,233	3
Tenaris	580	9
Terna - Rete Elettrica Nazionale	1,727	13
UniCredit SpA	2,265	57
		472

Japan — 1.4%
Advantest	800	20
Aeon Co Ltd	800	17
AGC Inc/Japan	200	7
Aisin	200	7
Ajinomoto Co Inc	600	22
ANA Holdings Inc *	200	4
Asahi Group Holdings	600	22
Asahi Intecc Co Ltd	300	5
Asahi Kasei	1,500	9
Astellas Pharma Inc	2,300	29
Azbil	100	3
Bandai Namco Holdings Inc	700	14
BayCurrent Consulting	200	5
Bridgestone Corp	700	26
Brother Industries Ltd	300	5
Canon Inc	1,200	28
Capcom	200	6
Central Japan Railway Co	1,000	22
Chiba Bank Ltd/The	700	5
Chubu Electric Power Co Inc	800	10
Chugai Pharmaceutical Co Ltd	800	24
Concordia Financial Group Ltd	1,300	6
CyberAgent	500	3
Dai Nippon Printing	300	8
Daifuku Co Ltd	400	7
Dai-ichi Life Holdings Inc	1,200	25
Daiichi Sankyo Co Ltd	2,300	59
Daikin Industries Ltd	349	50
Daito Trust Construction Co Ltd	43	5
Daiwa House Industry	700	19
Daiwa House Investment Corp, Cl A ‡	3	5
Daiwa Securities Group	1,600	9
Denso Corp	2,048	30
Dentsu Group	200	6
Disco Corp	110	19
East Japan Railway Co	400	21
Eisai Co Ltd	300	16
ENEOS Holdings	3,300	12
FANUC	1,200	29
Fast Retailing	253	55
Fuji Electric Co Ltd	200	7
FUJIFILM Holdings Corp	500	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fujitsu Ltd	200	$26
GLP J-REIT ‡	5	4
GMO Payment Gateway	100	4
Hakuhodo DY Holdings Inc	300	2
Hamamatsu Photonics KK	200	7
Hankyu Hanshin Holdings Inc	300	9
Hikari Tsushin Inc	39	6
Hirose Electric	63	7
Hitachi Construction Machinery Co Ltd	100	3
Hitachi Ltd	1,200	75
Honda Motor Co Ltd	5,700	57
Hoshizaki	100	3
Hoya	439	42
Hulic Co Ltd	500	5
Ibiden	200	8
Idemitsu Kosan	200	5
Iida Group Holdings Co Ltd	200	3
Inpex	1,100	16
Isuzu Motors Ltd	700	8
ITOCHU Corp	1,500	53
Japan Airlines	200	4
Japan Exchange Group Inc	600	12
Japan Metropolitan Fund Invest ‡	9	6
Japan Post Bank Co Ltd	1,800	17
Japan Post Holdings Co Ltd	2,600	23
Japan Post Insurance	200	4
Japan Real Estate Investment ‡	2	7
Japan Tobacco Inc	1,500	35
JFE Holdings Inc	600	8
JSR	200	5
Kajima Corp	500	8
Kansai Electric Power Co Inc/The	900	11
Kao	600	22
Kawasaki Kisen Kaisha	200	7
KDDI Corp	1,900	56
Keio Corp	100	3
Keisei Electric Railway Co Ltd	200	7
Keyence Corp	200	77
Kikkoman Corp	200	11
Kintetsu Group Holdings Co Ltd	200	6
Kirin Holdings Co Ltd	1,000	14
Kobayashi Pharmaceutical Co Ltd	100	4
Kobe Bussan	200	5
Koei Tecmo Holdings	100	1
Koito Manufacturing Co Ltd	300	4
Komatsu Ltd	1,100	25
Konami Group	100	5
Kose Corp	100	7
Kubota	1,200	16
Kurita Water Industries Ltd	100	3
Kyocera Corp	400	19
Kyowa Hakko Kirin Co Ltd	300	5

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lasertec	100	$17
Lixil	400	4
LY	3,300	8
M3 Inc	500	8
Makita Corp	300	8
Marubeni Corp	1,900	27
MatsukiyoCocokara	600	10
Mazda Motor	700	7
McDonald's Holdings Co Japan Ltd	100	4
MEIJI Holdings Co Ltd	300	7
MINEBEA MITSUMI Inc	400	6
MISUMI Group	300	4
Mitsubishi Chemical Group	1,600	9
Mitsubishi Corp	1,600	73
Mitsubishi Electric Corp	2,400	27
Mitsubishi Estate Co Ltd	1,400	18
Mitsubishi HC Capital	800	5
Mitsubishi Heavy Industries Ltd	400	20
Mitsubishi UFJ Financial Group Inc	14,100	117
Mitsui & Co Ltd	1,700	61
Mitsui Chemicals Inc	200	5
Mitsui Fudosan Co Ltd	1,100	24
Mitsui OSK Lines Ltd	400	10
Mizuho Financial Group Inc	3,000	50
MonotaRO Co Ltd	300	2
MS&AD Insurance Group Holdings Inc	500	18
Murata Manufacturing Co Ltd	2,100	34
NEC Corp	300	14
Nexon Co Ltd	500	9
NGK Insulators Ltd	300	4
NIDEC CORP	500	18
Nintendo Co Ltd	1,300	53
Nippon Building Fund ‡	2	8
NIPPON EXPRESS HOLDINGS INC	100	5
Nippon Paint Holdings Co Ltd	1,000	7
Nippon Prologis Inc ‡	3	5
Nippon Sanso Holdings	200	5
Nippon Steel Corp	1,000	21
Nippon Telegraph & Telephone Corp	37,500	44
Nippon Yusen	600	15
Nissan Chemical	200	8
Nissan Motor Co Ltd	2,800	10
Nissin Foods Holdings Co Ltd	100	9
Nitori Holdings Co Ltd	100	11
Nitto Denko Corp	200	13
Nomura Holdings Inc	3,600	14
Nomura Real Estate Holdings Inc	100	2
Nomura Real Estate Master Fund ‡	5	5
Nomura Research Institute Ltd	500	13
NTT Data Group	800	10
Obayashi Corp	800	7
Obic Co Ltd	100	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Odakyu Electric Railway Co Ltd	400	$6
Oji Holdings Corp	1,000	4
Olympus Corp	1,500	20
Omron Corp	200	7
Ono Pharmaceutical Co Ltd	400	7
Open House Group	100	3
Oracle Corp Japan	100	7
Oriental Land Co Ltd/Japan	1,400	45
ORIX	1,500	27
Osaka Gas Co Ltd	500	9
Otsuka Corp	100	4
Otsuka Holdings	500	17
Pan Pacific International Holdings Corp	500	10
Panasonic Holdings	2,700	23
Persol Holdings Co Ltd	2,000	3
Rakuten Group	2,000	7
Recruit Holdings Co Ltd	1,800	51
Renesas Electronics Corp *	1,500	19
Resona Holdings Inc	2,700	14
Ricoh Co Ltd	700	6
Rohm Co Ltd	400	6
SBI Holdings Inc/Japan	300	6
SCSK	200	3
Secom	300	21
Seiko Epson Corp	300	4
Sekisui Chemical Co Ltd	400	5
Sekisui House	800	16
Seven & i Holdings Co Ltd	900	33
SG Holdings Co Ltd	400	6
Sharp Corp/Japan	300	2
Shimadzu Corp	300	7
Shimano Inc	100	14
Shimizu Corp	700	5
Shin-Etsu Chemical	2,300	68
Shionogi & Co Ltd	300	14
Shiseido Co Ltd	500	16
Shizuoka Financial Group	500	4
SMC Corp/Japan	48	22
SoftBank	3,500	39
SoftBank Group Corp	1,300	53
Sompo Holdings Inc	400	17
Sony Group	1,600	131
Square Enix Holdings	100	3
Subaru Corp	800	14
SUMCO Corp	400	5
Sumitomo Chemical Co Ltd	1,800	5
Sumitomo Corp	1,400	27
Sumitomo Electric Industries	900	9
Sumitomo Metal Mining Co Ltd	300	8
Sumitomo Mitsui Financial Group Inc	1,600	76
Sumitomo Mitsui Trust Holdings Inc	400	15
Sumitomo Realty & Development	400	10

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Suntory Beverage & Food Ltd	200	$6
Suzuki Motor Corp	500	19
Sysmex Corp	200	9
T&D Holdings	700	12
Taisei	200	7
Takeda Pharmaceutical Co Ltd	2,000	54
TDK Corp	500	18
Terumo Corp	800	22
TIS	300	6
Tobu Railway Co Ltd	200	5
Toho Co Ltd/Tokyo	100	3
Tokio Marine Holdings Inc	2,300	51
Tokyo Electric Power Holdings *	1,900	8
Tokyo Electron Ltd	600	78
Tokyo Gas	500	11
Tokyu Corp	700	8
TOPPAN Holdings	300	7
Toray Industries Inc	1,700	8
Tosoh Corp	300	4
TOTO Ltd	200	5
Toyota Industries Corp	200	15
Toyota Motor Corp	13,200	226
Toyota Tsusho Corp	300	16
Trend Micro Inc/Japan	200	7
Unicharm Corp	500	17
USS Co Ltd	300	5
Welcia Holdings	100	2
West Japan Railway Co	300	11
Yakult Honsha Co Ltd	400	9
Yamaha	200	5
Yamaha Motor Co Ltd	400	10
Yamato Holdings Co Ltd	300	5
Yaskawa Electric Corp	300	10
Yokogawa Electric Corp	300	5
ZOZO Inc	200	4
		4,037

Netherlands — 0.3%
ABN AMRO Group NV	496	7
Adyen NV *	27	18
Aegon	2,201	11
AerCap Holdings NV *	200	12
Airbus SE	726	97
Akzo Nobel NV	223	15
ArcelorMittal	647	14
ASM International	58	24
ASML Holding NV	503	301
ASR Nederland	221	8
BE Semiconductor Industries	105	11
DSM-Firmenich	215	19
EXOR	133	11
Heineken	370	33
Heineken Holding NV	141	11

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IMCD	70	$8
ING Groep NV	4,575	58
JDE Peet's	123	3
Koninklijke Ahold Delhaize	1,227	36
Koninklijke KPN NV	4,055	14
Koninklijke Philips NV *	1,140	22
NN Group NV	371	12
OCI	129	3
Prosus *	2,145	60
Randstad NV	147	8
Universal Music Group	983	24
Wolters Kluwer NV	316	40
		880

New Zealand — 0.0%
Auckland International Airport Ltd	1,546	6
EBOS Group	199	4
Fisher & Paykel Healthcare Corp Ltd	717	9
Mercury NZ	873	3
Meridian Energy Ltd	1,584	4
Spark New Zealand Ltd	2,300	7
		33

Norway — 0.0%
Adevinta, Cl B *	358	3
Aker BP ASA	388	11
DNB Bank	1,142	21
Equinor	1,170	39
Gjensidige Forsikring ASA	246	4
Kongsberg Gruppen	109	4
Mowi ASA	508	8
Norsk Hydro ASA	1,651	9
Orkla ASA	922	6
Salmar	80	4
Telenor ASA	859	9
Yara International ASA	203	7
		125

Portugal — 0.0%
EDP - Energias de Portugal SA	3,596	15
EDP Renovaveis	388	6
Galp Energia SGPS	615	10
Jeronimo Martins SGPS SA	348	8
		39

Singapore — 0.1%
CapitaLand Ascendas ‡	4,100	8
CapitaLand Integrated Commercial Trust ‡	6,500	8
CapitaLand Investment	3,200	7
City Developments Ltd	500	2
DBS Group Holdings Ltd	2,200	53
Genting Singapore Ltd	7,400	5
Jardine Cycle & Carriage Ltd	100	2
Keppel Corp Ltd	1,800	8

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keppel REIT ‡	360	$–
Mapletree Logistics Trust ‡	4,100	4
Mapletree Pan Asia Commercial Trust ‡	2,900	3
Oversea-Chinese Banking Corp Ltd	4,200	39
Sea Ltd ADR *	500	21
Seatrium *	56,832	5
Singapore Airlines Ltd	1,600	7
Singapore Exchange Ltd	1,100	8
Singapore Technologies Engineering	1,900	5
Singapore Telecommunications	10,100	17
United Overseas Bank Ltd	1,600	32
UOL Group Ltd	600	3
Wilmar International Ltd	2,400	6
		243

Spain — 0.2%
Acciona	30	4
ACCIONA Energias Renovables	81	2
ACS Actividades de Construccion y Servicios	279	10
Aena SME SA	92	13
Amadeus IT Group SA, Cl A	553	32
Banco Bilbao Vizcaya Argentaria SA	7,403	58
Banco Santander SA	20,618	76
CaixaBank SA	5,443	22
Cellnex Telecom	694	20
Enagas SA	306	5
Endesa SA	390	7
Ferrovial	598	18
Grifols	366	4
Iberdrola	7,559	84
Industria de Diseno Textil SA	1,339	46
Naturgy Energy Group	179	5
Redeia	498	8
Repsol SA	1,691	24
Telefonica SA	6,381	25
		463

Sweden — 0.2%
Alfa Laval	356	12
Assa Abloy AB, Cl B	1,230	26
Atlas Copco, Cl A	3,298	43
Atlas Copco, Cl B	1,916	22
Beijer Ref, Cl B	356	3
Boliden	368	9
Epiroc, Cl A	809	13
Epiroc, Cl B	479	7
EQT AB	436	8
Essity AB, Cl B	748	17
Evolution	224	20
Fastighets Balder, Cl B *	775	3
Getinge, Cl B	281	5
H & M Hennes & Mauritz, Cl B	897	12

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hexagon, Cl B	2,390	$19
Holmen, Cl B	115	4
Husqvarna, Cl B	515	3
Industrivarden, Cl A	160	4
Industrivarden AB, Cl C	189	5
Indutrade	335	6
Investment Latour, Cl B	182	3
Investor, Cl B	2,237	41
L E Lundbergforetagen AB, Cl B	93	4
Lifco, Cl B	286	5
Nibe Industrier, Cl B	1,861	11
Nordea Bank Abp	4,061	43
Saab, Cl B	86	4
Sagax, Cl B	234	4
Sandvik AB	1,309	22
Securitas AB, Cl B	604	5
Skandinaviska Enskilda Banken AB, Cl A	1,984	22
Skanska AB, Cl B	418	6
SKF AB, Cl B	471	8
Svenska Cellulosa, Cl B	744	10
Svenska Handelsbanken AB, Cl A	1,791	15
Swedbank AB, Cl A	1,112	18
Swedish Orphan Biovitrum *	238	5
Tele2 AB, Cl B	697	5
Telefonaktiebolaget LM Ericsson, Cl B	3,583	16
Telia Co AB	3,263	7
Volvo, Cl A	246	5
Volvo AB, Cl B	1,853	37
Volvo Car, Cl B *	732	3
		540

Switzerland — 0.6%
ABB Ltd	1,930	65
Adecco Group AG	196	7
Alcon Inc	613	44
Avolta *	99	3
Bachem Holding, Cl B	41	3
Baloise Holding AG	56	8
Banque Cantonale Vaudoise	37	4
Barry Callebaut	4	6
BKW	26	4
Chocoladefabriken Lindt & Spruengli AG	3	33
Cie Financiere Richemont SA, Cl A	641	75
Clariant AG	265	4
Coca-Cola HBC AG	288	8
EMS-Chemie Holding AG	9	6
Geberit	44	20
Givaudan	11	37
Helvetia Holding	53	7
Holcim	681	42
Julius Baer Group Ltd	262	15
Kuehne + Nagel International AG	67	18
Logitech International	213	17

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lonza Group AG	91	$32
Nestle SA	3,427	369
Novartis AG	2,571	239
Partners Group Holding AG	28	29
Roche Holding	39	11
Roche Holding AG	877	225
Sandoz Group *	514	13
Schindler Holding	79	16
SGS	196	16
SIG Group	375	8
Sika AG	179	43
Sonova Holding AG	64	15
Straumann Holding	137	16
Swatch Group	36	9
Swatch Group AG/The	65	3
Swiss Life Holding AG	38	24
Swiss Prime Site AG	94	9
Swiss Re AG	370	40
Swisscom AG	32	19
Temenos AG	78	6
UBS Group	4,000	93
VAT Group	33	12
Zurich Insurance Group AG	185	88
		1,761

United Kingdom — 0.9%
3i Group PLC	1,195	28
Abrdn PLC	2,490	5
Admiral Group PLC	278	8
Anglo American PLC	1,560	40
Antofagasta PLC	484	8
Ashtead Group PLC	539	31
Associated British Foods PLC	437	11
AstraZeneca PLC	1,944	242
Auto Trader Group PLC	1,144	8
Aviva	3,441	17
BAE Systems PLC	3,792	51
Barclays PLC	19,465	31
Barratt Developments PLC	1,230	6
Berkeley Group Holdings	133	6
BP PLC	21,961	134
British American Tobacco PLC	2,611	78
BT Group PLC, Cl A	8,534	12
Bunzl PLC	414	15
Burberry Group PLC	472	10
Centrica PLC	6,674	13
Compass Group PLC	2,157	54
CRH	917	49
Croda International PLC	171	9
DCC PLC	121	7
Diageo PLC	2,791	105
Endeavour Mining	210	4
Entain PLC	723	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Glencore PLC	13,288	$70
GSK	5,091	90
Haleon	7,153	29
Halma PLC	466	10
Hargreaves Lansdown PLC	437	4
Hikma Pharmaceuticals PLC	203	5
HSBC Holdings PLC	24,766	178
Imperial Brands PLC	1,099	23
Informa PLC	1,750	15
InterContinental Hotels Group PLC	215	15
Intertek Group PLC	198	9
J Sainsbury PLC	2,159	7
JD Sports Fashion	3,166	5
Johnson Matthey PLC	225	4
Kingfisher PLC	2,398	6
Kingspan Group PLC	190	13
Land Securities Group PLC ‡	865	6
Legal & General Group PLC	7,333	19
Lloyds Banking Group PLC	82,595	40
London Stock Exchange Group PLC	501	50
M&G PLC	2,738	6
Melrose Industries	1,835	10
Mondi PLC	596	10
National Grid PLC	4,581	54
NatWest Group	7,234	16
Next PLC	159	13
Ocado Group PLC *	709	4
Pearson PLC	793	9
Persimmon PLC	392	5
Phoenix Group Holdings PLC	921	5
Prudential PLC	3,375	35
Reckitt Benckiser Group PLC	879	59
RELX PLC	2,351	82
Rentokil Initial PLC	3,094	16
Rio Tinto PLC	1,400	89
Rolls-Royce Holdings PLC *	10,273	27
Sage Group PLC/The	1,252	15
Schroders	1,088	5
Segro PLC ‡	1,485	13
Severn Trent PLC	309	10
Shell	8,501	273
Smith & Nephew PLC	1,069	12
Smiths Group PLC	435	8
Spirax-Sarco Engineering PLC	90	9
SSE PLC	1,327	26
St. James's Place PLC	668	5
Standard Chartered PLC	3,021	23
Taylor Wimpey PLC	4,336	6
Tesco PLC	9,087	30
Unilever PLC	3,133	148
United Utilities Group PLC	837	11
Vodafone Group PLC	29,270	27

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whitbread PLC	248	$10
Wise, Cl A *	742	6
WPP PLC	1,315	11
		2,676

United States — 79.2%
Communication Services — 6.7%
Alphabet Inc, Cl A *	35,661	4,425
Alphabet Inc, Cl C *	30,522	3,824
AMC Entertainment Holdings, Cl A *	351	4
AT&T Inc	42,982	662
Cable One Inc	35	19
Charter Communications Inc, Cl A *	613	247
Comcast Corp, Cl A	24,525	1,013
DISH Network Corp, Cl A *	1,502	7
Electronic Arts Inc	1,639	203
Fox Corp	2,424	71
Frontier Communications Parent *	1,469	26
IAC *	461	20
Interpublic Group of Cos Inc/The	2,327	66
Iridium Communications	745	28
Liberty Broadband Corp, Cl C *	715	60
Liberty Broadband Corp, Cl A *	105	9
Liberty Media -Liberty Formula One, Cl C *	1,203	78
Liberty Media -Liberty Formula One, Cl A *	126	7
Liberty Media -Liberty Live, Cl C *	283	9
Liberty Media -Liberty Live, Cl A *	118	4
Liberty Media -Liberty SiriusXM, Cl A *	450	11
Liberty Media -Liberty SiriusXM *	928	23
Live Nation Entertainment Inc *	935	75
Madison Square Garden Sports *	112	19
Match Group *	1,671	58
Meta Platforms, Cl A *	13,274	3,999
Netflix Inc *	2,628	1,082
New York Times, Cl A	974	39
News Corp, Cl B	710	15
News Corp, Cl A	2,278	47
Nexstar Media Group Inc, Cl A	217	30
Omnicom Group Inc	1,202	90
Paramount Global, Cl B	3,458	38
Paramount Global, Cl A	59	1
Pinterest, Cl A *	3,562	106
Playtika Holding *	141	1
ROBLOX, Cl A *	2,683	85
Roku Inc, Cl A *	730	44
Sirius XM Holdings	4,208	18
Spotify Technology *	840	138
Take-Two Interactive Software Inc *	991	133
TKO Group Holdings	258	21
T-Mobile US Inc	3,192	459
Trade Desk Inc/The, Cl A *	2,632	187
TripAdvisor Inc *	612	9
Verizon Communications Inc	25,232	887

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walt Disney Co/The *	10,938	$892
Warner Bros Discovery *	13,174	131
ZoomInfo Technologies, Cl A *	1,940	25

		19,445
Consumer Discretionary — 8.4%
ADT Inc	1,253	7
Advance Auto Parts Inc	355	18
Airbnb, Cl A *	2,424	287
Amazon.com Inc *	54,061	7,195
Aramark	1,410	38
AutoNation Inc *	202	26
AutoZone Inc *	110	272
Bath & Body Works	1,372	41
Best Buy Co Inc	1,186	79
Booking Holdings Inc *	222	619
BorgWarner Inc	1,399	52
Boyd Gaming Corp	458	25
Bright Horizons Family Solutions Inc *	345	26
Brunswick Corp/DE	433	30
Burlington Stores Inc *	389	47
Caesars Entertainment *	1,230	49
Capri Holdings Ltd *	735	38
CarMax Inc *	947	58
Carnival Corp *	5,850	67
Carter's Inc	224	15
Chipotle Mexican Grill, Cl A *	165	320
Choice Hotels International Inc	193	21
Churchill Downs Inc	428	47
Columbia Sportswear Co	216	16
Coupang, Cl A *	6,550	111
Crocs *	364	33
Darden Restaurants Inc	734	107
Deckers Outdoor Corp *	158	94
Delphi Automotive PLC *	1,622	141
Dick's Sporting Goods Inc	360	39
Domino's Pizza Inc	212	72
DoorDash, Cl A *	1,804	135
DR Horton Inc	1,861	194
DraftKings, Cl A *	2,504	69
eBay Inc	3,257	128
Etsy Inc *	750	47
Expedia Group Inc *	884	84
Five Below Inc *	327	57
Floor & Decor Holdings Inc, Cl A *	619	51
Ford Motor Co	23,656	231
GameStop, Cl A *	1,610	22
Gap Inc/The	1,166	15
Garmin Ltd	925	95
General Motors Co	8,348	235
Gentex Corp	1,409	40
Genuine Parts Co	833	107
Grand Canyon Education *	184	22

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	912	$37
Harley-Davidson Inc	807	22
Hasbro Inc	788	36
Hilton Worldwide Holdings Inc	1,537	233
Home Depot	6,080	1,731
Hyatt Hotels Corp, Cl A	284	29
Kohl's Corp	659	15
Las Vegas Sands Corp	1,984	94
Lear Corp	353	46
Leggett & Platt	798	19
Lennar Corp, Cl B	89	9
Lennar Corp, Cl A	1,504	160
Lithia Motors, Cl A	163	39
LKQ Corp	1,595	70
Lowe's	3,515	670
Lucid Group *	4,461	18
Lululemon Athletica Inc *	670	264
Macy's Inc	1,616	20
Marriott International Inc/MD, Cl A	1,509	285
Marriott Vacations Worldwide Corp	224	20
Mattel Inc *	2,108	40
McDonald's	4,363	1,144
MGM Resorts International	1,793	63
Mister Car Wash *	478	2
Mohawk Industries Inc *	315	25
Murphy USA Inc	118	43
Newell Brands	2,264	15
NIKE Inc, Cl B	7,114	731
Nordstrom Inc	671	9
Norwegian Cruise Line Holdings Ltd *	2,508	34
NVR Inc *	18	97
Ollie's Bargain Outlet Holdings Inc *	374	29
O'Reilly Automotive Inc *	359	334
Peloton Interactive, Cl A *	1,848	9
Penn Entertainment *	926	18
Penske Automotive Group Inc	120	17
Petco Health & Wellness, Cl A *	482	2
Phinia	280	7
Planet Fitness, Cl A *	500	28
Polaris	330	29
Pool Corp	228	72
PulteGroup Inc	1,359	100
PVH Corp	378	28
QuantumScape, Cl A *	1,546	8
Ralph Lauren Corp, Cl A	243	27
RH *	97	21
Rivian Automotive, Cl A *	3,971	64
Ross Stores	2,008	233
Royal Caribbean Cruises Ltd *	1,402	119
Service Corp International/US	897	49
Skechers USA, Cl A *	802	39
Starbucks	6,749	623

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tapestry Inc	1,416	$39
Tempur Sealy International Inc	997	40
Tesla Inc *	16,558	3,326
Texas Roadhouse Inc, Cl A	400	41
Thor Industries	310	27
TJX Cos Inc/The	6,890	607
Toll Brothers Inc	661	47
TopBuild Corp *	191	44
Tractor Supply	662	127
Travel + Leisure	478	16
Ulta Beauty Inc *	302	115
Under Armour Inc, Cl C *	1,138	7
Under Armour Inc, Cl A *	1,130	8
Vail Resorts Inc	241	51
Valvoline Inc	1,030	31
VF	2,096	31
Victoria's Secret *	486	9
Wayfair Inc, Cl A *	473	20
Wendy's Co/The	1,023	19
Whirlpool Corp	320	33
Williams-Sonoma Inc	397	60
Wingstop Inc, Cl A	179	33
Wyndham Hotels & Resorts Inc	520	38
Wynn Resorts Ltd	625	55
YETI Holdings Inc *	517	22
Yum! Brands Inc	1,691	204

		24,448
Consumer Staples — 5.0%
Albertsons, Cl A	2,489	54
Altria Group Inc	10,762	432
Archer-Daniels-Midland Co	3,199	229
BJ's Wholesale Club Holdings Inc *	803	55
Boston Beer Co Inc/The, Cl A *	57	19
Brown-Forman Corp, Cl B	1,101	62
Brown-Forman Corp, Cl A	273	16
Bunge	894	95
Campbell Soup Co	1,162	47
Casey's General Stores	222	60
Celsius Holdings Inc *	287	44
Church & Dwight Co Inc	1,456	132
Clorox Co/The	739	87
Coca-Cola	23,389	1,321
Coca-Cola Europacific Partners	300	17
Colgate-Palmolive Co	4,909	369
Conagra Brands Inc	2,823	77
Constellation Brands Inc, Cl A	965	226
Costco Wholesale Corp	2,660	1,469
Coty Inc, Cl A *	2,107	20
Darling Ingredients Inc *	959	42
Dollar General Corp	1,310	156
Dollar Tree Inc *	1,252	139
Estee Lauder Cos Inc/The, Cl A	1,377	177

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flowers Foods Inc	1,124	$25
Freshpet Inc *	273	16
General Mills Inc	3,539	231
Grocery Outlet Holding *	529	15
Hershey Co/The	875	164
Hormel Foods Corp	1,719	56
Ingredion Inc	393	37
J M Smucker	618	70
Kellanova	1,529	77
Kenvue	10,395	193
Keurig Dr Pepper Inc	5,700	173
Kimberly-Clark	2,019	242
Kraft Heinz Co/The	4,804	151
Kroger	3,933	178
Lamb Weston Holdings Inc	864	78
McCormick & Co Inc/MD	1,503	96
Molson Coors Beverage, Cl B	1,050	61
Mondelez International Inc, Cl A	8,135	539
Monster Beverage Corp *	4,487	229
Olaplex Holdings *	745	1
PepsiCo Inc	8,273	1,351
Performance Food Group *	912	53
Philip Morris International	9,302	829
Pilgrim's Pride Corp *	279	7
Post Holdings Inc *	323	26
Procter & Gamble Co/The	14,133	2,120
Reynolds Consumer Products	326	8
Seaboard Corp	2	7
Spectrum Brands Holdings Inc	239	18
Sysco Corp	3,047	203
Target Corp	2,751	305
Tyson Foods, Cl A	1,669	77
US Foods Holding Corp *	1,293	50
Walgreens Boots Alliance Inc	4,304	91
Walmart Inc	8,571	1,401
WK Kellogg	382	4

		14,527
Energy — 3.6%
Antero Midstream	2,016	25
Antero Resources Corp *	1,700	50
APA	1,921	76
Baker Hughes a GE Co, Cl A	6,057	209
Cheniere Energy	1,450	241
Chesapeake Energy	726	63
Chevron Corp	10,623	1,548
ConocoPhillips	7,254	862
Coterra Energy	4,526	124
Devon Energy Corp	3,901	182
Diamondback Energy Inc	1,074	172
DT Midstream	581	31
EOG Resources	3,510	443
EQT Corp	2,210	94

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp	24,010	$2,541
Halliburton Co	5,389	212
Hess Corp	1,662	240
HF Sinclair	809	45
Kinder Morgan Inc/DE	11,921	193
Marathon Oil Corp	3,797	104
Marathon Petroleum Corp	2,541	384
New Fortress Energy, Cl A	330	10
NOV	2,347	47
Occidental Petroleum Corp	4,172	258
ONEOK Inc	2,666	174
Ovintiv	1,472	71
Phillips 66	2,756	314
Pioneer Natural Resources Co	1,392	333
Range Resources Corp	1,412	51
Schlumberger Ltd	8,567	477
Southwestern Energy *	6,598	47
Targa Resources Corp	1,355	113
TechnipFMC	2,623	56
Texas Pacific Land	34	63
Valero Energy Corp	2,110	268
Williams	7,306	251

		10,372
Financials — 10.5%
Affiliated Managers Group	224	27
Affirm Holdings, Cl A *	1,326	23
Aflac Inc	3,599	281
AGNC Investment Corp ‡	3,421	25
Allstate Corp/The	1,585	203
Ally Financial Inc	1,617	39
American Express Co	3,539	517
American Financial Group Inc/OH	447	49
American International Group Inc	4,387	269
Ameriprise Financial Inc	631	199
Annaly Capital Management ‡	2,803	44
Aon, Cl A	1,209	374
Apollo Global Management	3,120	242
Arch Capital Group Ltd *	2,124	184
Ares Management, Cl A	972	96
Arthur J Gallagher & Co	1,269	299
Assurant Inc	319	48
Assured Guaranty Ltd	345	22
Axis Capital Holdings Ltd	467	27
Bank of America Corp	41,671	1,098
Bank of New York Mellon Corp/The	4,725	201
Bank OZK	670	24
Berkshire Hathaway Inc, Cl B *	10,990	3,751
BlackRock Inc, Cl A	890	545
Blackstone Group	4,271	394
Block, Cl A *	3,216	129
Blue Owl Capital, Cl A	2,530	31
BOK Financial Corp	174	11

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brighthouse Financial Inc *	406	$18
Brown & Brown Inc	1,418	98
Capital One Financial Corp	2,284	231
Carlyle Group	1,241	34
Cboe Global Markets Inc	635	104
Charles Schwab Corp/The	8,866	461
Chubb	2,466	529
Cincinnati Financial Corp	919	92
Citigroup	11,620	459
Citizens Financial Group Inc	2,928	69
CME Group Inc, Cl A	2,153	460
CNA Financial Corp	164	7
Coinbase Global, Cl A *	958	74
Columbia Banking System Inc	1,242	24
Comerica	783	31
Commerce Bancshares Inc/MO	682	30
Corebridge Financial	886	18
Credit Acceptance Corp *	40	16
Cullen/Frost Bankers Inc	350	32
Discover Financial Services	1,515	124
East West Bancorp	848	46
Equitable Holdings	2,210	59
Euronet Worldwide Inc *	283	22
Evercore Inc, Cl A	219	29
Everest Group	255	101
Eversource Energy	2,067	111
FactSet Research Systems Inc	228	99
Fidelity National Financial Inc	1,558	61
Fidelity National Information Services Inc	3,557	175
Fifth Third Bancorp	4,086	97
First American Financial	605	31
First Citizens BancShares, Cl A	66	91
First Hawaiian Inc	766	14
First Horizon National Corp	3,173	34
Fiserv Inc *	3,678	418
FleetCor Technologies Inc *	431	97
FNB Corp/PA	2,146	23
Franklin Resources Inc	1,711	39
Global Payments	1,566	166
Globe Life	536	62
Goldman Sachs Group Inc/The	1,931	586
Hanover Insurance Group Inc/The	212	25
Hartford Financial Services Group Inc/The	1,821	134
Houlihan Lokey Inc, Cl A	297	30
Huntington Bancshares Inc/OH	8,607	83
Interactive Brokers Group, Cl A	620	50
Intercontinental Exchange Inc	3,393	365
Invesco Ltd	2,239	29
Jack Henry & Associates	435	61
Janus Henderson Group	815	19
Jefferies Financial Group	1,186	38
JPMorgan Chase & Co	17,302	2,406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kemper Corp	381	$15
KeyCorp	5,572	57
Kinsale Capital Group Inc	130	43
KKR	3,862	214
Lazard Ltd, Cl A	655	18
Lincoln National	1,017	22
Loews	1,166	75
LPL Financial Holdings Inc	477	107
M&T Bank Corp	989	112
Markel Group *	79	116
MarketAxess Holdings Inc	223	48
Marsh & McLennan Cos Inc	2,973	564
Mastercard Inc, Cl A	5,036	1,895
MetLife	3,868	232
MGIC Investment Corp	1,771	30
Moody's Corp	959	295
Morgan Stanley	7,192	509
Morningstar Inc	149	38
MSCI Inc, Cl A	466	220
Nasdaq Inc	2,062	102
NCR Atleos *	385	9
New York Community Bancorp Inc	4,248	40
Northern Trust Corp	1,233	81
NU Holdings, Cl A *	13,790	113
Old Republic International Corp	1,674	46
OneMain Holdings, Cl A	688	25
PayPal Holdings *	6,716	348
Pinnacle Financial Partners Inc	449	28
PNC Financial Services Group Inc/The	2,382	273
Popular Inc	422	27
Primerica Inc	220	42
Principal Financial Group Inc	1,452	98
Progressive Corp/The	3,505	554
Prosperity Bancshares Inc	525	29
Prudential Financial Inc	2,209	202
Raymond James Financial Inc	1,167	111
Regions Financial Corp	5,606	81
Reinsurance Group of America Inc, Cl A	401	60
RenaissanceRe Holdings Ltd	295	65
Rithm Capital ‡	2,596	24
RLI Corp	240	32
Robinhood Markets, Cl A *	3,975	36
Rocket, Cl A *	680	5
Ryan Specialty Holdings, Cl A *	547	24
S&P Global Inc	1,919	670
Shift4 Payments, Cl A *	303	14
SLM Corp	1,436	19
SoFi Technologies *	5,492	41
Starwood Property Trust Inc ‡	1,751	31
State Street Corp	1,906	123
Stifel Financial Corp	612	35
Synchrony Financial	2,612	73

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synovus Financial Corp	863	$23
T Rowe Price Group	1,320	119
TFS Financial Corp	300	4
Toast, Cl A *	2,117	34
TPG, Cl A	383	11
Tradeweb Markets, Cl A	702	63
Travelers Cos Inc/The	1,379	231
Truist Financial	7,980	226
Unum Group	1,188	58
US Bancorp	9,166	292
UWM Holdings	556	3
Virtu Financial Inc, Cl A	566	11
Visa Inc, Cl A	9,707	2,282
Voya Financial Inc	584	39
Webster Financial Corp	1,036	39
Wells Fargo & Co	21,998	875
Western Alliance Bancorp	634	26
Western Union Co/The	2,232	25
WEX Inc *	261	43
White Mountains Insurance Group Ltd	15	21
Willis Towers Watson PLC	646	152
Wintrust Financial Corp	359	27
WR Berkley Corp	1,235	83
XP, Cl A	1,985	40
Zions Bancorp NA	883	27

		30,489
Health Care — 10.3%
10X Genomics, Cl A *	552	19
Abbott Laboratories	10,376	981
AbbVie Inc	10,595	1,496
Acadia Healthcare Co Inc *	534	39
Agilent Technologies Inc	1,774	183
agilon health *	1,807	33
Align Technology Inc *	456	84
Alnylam Pharmaceuticals Inc *	737	112
Amedisys Inc *	192	18
Amgen Inc	3,206	820
Apellis Pharmaceuticals Inc *	596	29
Avantor *	4,041	70
Azenta *	410	19
Baxter International Inc	3,020	98
Becton Dickinson	1,704	431
Biogen Inc *	860	204
BioMarin Pharmaceutical Inc *	1,107	90
Bio-Rad Laboratories Inc, Cl A *	128	35
Bio-Techne Corp	933	51
Boston Scientific Corp *	8,565	438
Bristol-Myers Squibb	12,576	648
Bruker Corp	643	37
Cardinal Health	1,545	141
Catalent Inc *	1,073	37
Cencora, Cl A	978	181

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centene Corp *	3,286	$227
Certara *	697	8
Charles River Laboratories International Inc *	302	51
Chemed Corp	88	49
Cigna Group	1,747	540
Cooper Cos Inc/The	291	91
CVS Health	7,706	532
Danaher Corp	3,937	756
DaVita Inc *	334	26
DENTSPLY SIRONA Inc	1,285	39
Dexcom *	2,312	205
Doximity, Cl A *	670	14
Edwards Lifesciences Corp *	3,601	229
Elanco Animal Health Inc *	2,670	23
Elevance Health	1,418	638
Eli Lilly	5,073	2,810
Encompass Health Corp	587	37
Enovis *	304	14
Envista Holdings *	976	23
Exact Sciences *	1,048	65
Exelixis Inc *	1,918	39
Fortrea Holdings *	531	15
GE HealthCare Technologies	2,332	155
Gilead Sciences Inc	7,477	587
Globus Medical Inc, Cl A *	710	32
HCA Healthcare Inc	1,223	277
Henry Schein Inc *	811	53
Hologic Inc *	1,458	96
Humana	747	391
ICON *	487	119
ICU Medical Inc *	121	12
IDEXX Laboratories *	493	197
Illumina Inc *	943	103
Incyte *	1,094	59
Inspire Medical Systems Inc *	172	25
Insulet Corp *	413	55
Integra LifeSciences Holdings Corp *	434	16
Intuitive Surgical Inc *	2,089	548
Ionis Pharmaceuticals Inc *	847	37
IQVIA Holdings Inc *	1,113	201
Johnson & Johnson	14,446	2,143
Karuna Therapeutics *	212	35
Laboratory Corp of America Holdings	531	106
Maravai LifeSciences Holdings, Cl A *	658	4
Masimo *	284	23
McKesson Corp	822	374
Medpace Holdings *	139	34
Medtronic PLC	7,946	561
Merck & Co Inc	15,251	1,566
Mettler-Toledo International Inc *	132	130
Mirati Therapeutics *	268	15

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moderna Inc *	1,992	$151
Molina Healthcare Inc *	344	115
Natera *	586	23
Neurocrine Biosciences Inc *	574	64
Novocure Ltd *	620	8
Organon	1,524	23
Penumbra Inc *	214	41
Pfizer Inc	33,803	1,033
Premier Inc, Cl A	706	14
QIAGEN *	1,360	51
Quest Diagnostics Inc	663	86
QuidelOrtho *	292	18
R1 RCM *	914	11
Regeneron Pharmaceuticals Inc *	622	485
Repligen Corp *	332	45
ResMed	867	122
Revvity	756	63
Roivant Sciences *	2,081	18
Royalty Pharma, Cl A	2,230	60
Sarepta Therapeutics *	546	37
Seagen *	840	179
Shockwave Medical *	217	45
Sotera Health *	593	7
STERIS PLC	598	126
Stryker Corp	2,129	575
Tandem Diabetes Care Inc *	383	7
Teladoc Health Inc *	963	16
Teleflex Inc	281	52
Tenet Healthcare Corp *	637	34
Thermo Fisher Scientific	2,308	1,027
Ultragenyx Pharmaceutical Inc *	400	14
United Therapeutics Corp *	267	60
UnitedHealth Group Inc	5,572	2,984
Universal Health Services Inc, Cl B	372	47
Veeva Systems Inc, Cl A *	868	167
Vertex Pharmaceuticals Inc *	1,549	561
Viatris, Cl W	7,267	65
Waters Corp *	354	84
West Pharmaceutical Services Inc	444	141
Zimmer Biomet Holdings Inc	1,258	131
Zoetis Inc, Cl A	2,769	435

		29,904
Industrials — 7.3%
3M	3,309	301
A O Smith	750	52
Acuity Brands Inc	192	31
Advanced Drainage Systems	419	45
AECOM	790	60
AGCO	372	43
Air Lease Corp, Cl A	623	22
Alaska Air Group Inc *	750	24
Allegion PLC	525	52

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allison Transmission Holdings Inc	552	$28
American Airlines Group Inc *	3,873	43
AMETEK Inc	1,382	195
Armstrong World Industries Inc	272	21
Automatic Data Processing Inc	2,474	540
Avis Budget Group Inc *	122	20
Axon Enterprise Inc *	405	83
AZEK, Cl A *	744	19
Boeing *	3,352	626
Booz Allen Hamilton Holding, Cl A	787	94
Broadridge Financial Solutions Inc	700	119
Builders FirstSource Inc *	761	83
BWX Technologies Inc, Cl W	547	41
CACI International Inc, Cl A *	139	45
Carlisle Cos Inc	308	78
Carrier Global	5,013	239
Caterpillar Inc	3,090	698
Ceridian HCM Holding Inc *	883	57
CH Robinson Worldwide Inc	696	57
ChargePoint Holdings *	1,518	4
Cintas Corp	519	263
Clarivate *	2,830	18
Clean Harbors Inc *	306	47
CNH Industrial	5,842	64
Concentrix	255	19
Copart *	5,114	223
Core & Main, Cl A *	684	21
Crane	282	27
CSX Corp	12,143	362
Cummins Inc	845	183
Curtiss-Wright Corp	230	46
Deere	1,617	591
Delta Air Lines Inc	3,839	120
Donaldson Co Inc	728	42
Dover Corp	840	109
Driven Brands Holdings *	373	4
Dun & Bradstreet Holdings	1,507	13
EMCOR Group Inc	280	58
Emerson Electric	3,409	303
Equifax Inc	729	124
Esab	340	22
Expeditors International of Washington Inc	919	100
Fastenal Co	3,453	201
FedEx Corp	1,387	333
Ferguson	1,234	185
Flowserve Corp	781	29
Fortive Corp	2,124	139
Fortune Brands Innovations	766	43
FTI Consulting Inc *	202	43
Gates Industrial Corp PLC *	721	8
Generac Holdings *	374	31
General Dynamics Corp	1,460	352

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Electric	6,506	$707
Genpact Ltd	1,070	36
Grab Holdings, Cl A *	2,300	7
Graco Inc	1,006	75
GXO Logistics *	723	36
Hayward Holdings *	795	8
HEICO Corp	270	43
HEICO Corp, Cl A	473	60
Hertz Global Holdings *	803	7
Hexcel Corp	502	31
Honeywell International Inc	3,983	730
Howmet Aerospace	2,225	98
Hubbell Inc, Cl B	321	87
Huntington Ingalls Industries Inc	236	52
IDEX	456	87
Illinois Tool Works Inc	1,814	407
Ingersoll Rand	2,436	148
ITT Inc	501	47
Jacobs Solutions	755	101
Jardine Matheson Holdings	200	8
JB Hunt Transport Services Inc	494	85
Johnson Controls International plc	4,132	203
KBR Inc	817	47
Kirby Corp *	358	27
Knight-Swift Transportation Holdings Inc, Cl A	935	46
L3Harris Technologies	1,140	205
Landstar System Inc	214	35
Leidos Holdings Inc	817	81
Lennox International Inc	192	71
Lincoln Electric Holdings Inc	336	59
Lockheed Martin Corp	1,353	615
Lyft, Cl A *	1,955	18
ManpowerGroup Inc	301	21
Masco Corp	1,351	70
MasTec *	365	22
MDU Resources Group	1,211	23
Mercury Systems Inc *	295	11
Middleby Corp/The *	321	36
MSA Safety Inc	221	35
MSC Industrial Direct Co Inc, Cl A	277	26
Nordson Corp	343	73
Norfolk Southern	1,364	260
Northrop Grumman Corp	856	404
nVent Electric PLC	991	48
Old Dominion Freight Line Inc	596	224
Oshkosh Corp	394	35
Otis Worldwide	2,501	193
Owens Corning	559	63
PACCAR Inc	3,071	253
Parker-Hannifin Corp	768	283
Paychex Inc	1,935	215

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paycom Software Inc	307	$75
Paycor HCM *	364	8
Paylocity Holding Corp *	241	43
Plug Power Inc *	3,114	18
Quanta Services Inc	853	143
RB Global	1,087	71
RBC Bearings Inc *	169	37
Regal Rexnord	390	46
Republic Services Inc, Cl A	1,237	184
Robert Half	634	47
Rockwell Automation Inc	689	181
Rollins Inc	1,529	57
RTX	8,742	711
Ryder System Inc	291	28
Saia Inc *	159	57
Schneider National Inc, Cl B	324	8
Science Applications International	330	36
Sensata Technologies Holding PLC	907	29
SiteOne Landscape Supply *	267	37
Snap-on	315	81
Southwest Airlines Co	3,552	79
Spirit AeroSystems Holdings Inc, Cl A	626	14
SS&C Technologies Holdings	1,323	66
Stanley Black & Decker Inc	886	75
Stericycle Inc *	550	23
Sunrun *	1,249	12
Tetra Tech	315	48
Textron Inc	1,250	95
Timken Co/The	367	25
Toro	626	51
Trane Technologies	1,378	262
TransDigm Group *	314	260
TransUnion	1,154	51
Trex Co Inc *	661	37
Uber Technologies *	11,624	503
U-Haul Holding *	54	3
U-Haul Holding, Cl B	601	28
Union Pacific Corp	3,647	757
United Continental Holdings Inc *	1,956	68
United Parcel Service Inc, Cl B	4,332	612
United Rentals Inc	410	167
Valmont Industries Inc	126	25
Veralto *	1,312	91
Verisk Analytics, Cl A	853	194
Vertiv Holdings, Cl A	2,055	81
Vestis *	705	11
Waste Management Inc	2,433	400
Watsco Inc	198	69
WESCO International Inc	267	34
Westinghouse Air Brake Technologies	1,086	115
WillScot Mobile Mini Holdings *	1,220	48
Woodward	348	43

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW Grainger Inc	270	$197
XPO *	682	52
Xylem Inc/NY	1,411	132

		21,030
Information Technology — 21.3%
Adobe Inc *	2,745	1,460
Advanced Micro Devices Inc *	9,589	944
Akamai Technologies Inc *	929	96
Allegro MicroSystems *	397	10
Alteryx Inc, Cl A *	360	12
Amdocs Ltd	712	57
Amphenol Corp, Cl A	3,513	283
Analog Devices Inc	3,035	477
ANSYS Inc *	522	145
Apple	89,541	15,291
Applied Materials Inc	5,052	669
AppLovin, Cl A *	1,312	48
Arista Networks Inc *	1,502	301
Arrow Electronics Inc *	348	39
Aspen Technology *	162	29
Atlassian, Cl A *	873	158
Autodesk Inc *	1,285	254
Avnet Inc	545	25
Bentley Systems, Cl B	1,151	56
BILL Holdings *	593	54
Broadcom Inc	2,422	2,038
Cadence Design Systems Inc *	1,617	388
CCC Intelligent Solutions Holdings *	1,025	11
CDW Corp/DE	811	163
Ciena Corp *	883	37
Cirrus Logic Inc *	329	22
Cisco Systems Inc	24,622	1,283
Cloudflare, Cl A *	1,696	96
Cognex Corp	1,042	37
Cognizant Technology Solutions Corp, Cl A	3,078	198
Coherent *	711	21
Confluent, Cl A *	1,106	32
Corning	4,556	122
Crane NXT	282	15
Crowdstrike Holdings, Cl A *	1,259	223
CyberArk Software *	100	16
Datadog, Cl A *	1,651	134
DocuSign, Cl A *	1,185	46
Dolby Laboratories Inc, Cl A	355	29
DoubleVerify Holdings *	748	21
Dropbox, Cl A *	1,609	42
DXC Technology Co *	1,379	28
Dynatrace *	1,440	64
Elastic *	464	35
Enphase Energy Inc *	785	62
Entegris Inc	890	78
EPAM Systems Inc *	329	72

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 *	357	$54
Fair Isaac Corp *	146	123
First Solar *	637	91
Five9 *	420	24
Fortinet Inc *	3,959	226
Gartner Inc *	460	153
Gen Digital	3,291	55
Gitlab, Cl A *	525	23
GLOBALFOUNDRIES *	470	23
Globant *	244	42
GoDaddy Inc, Cl A *	938	69
Guidewire Software Inc *	491	44
HashiCorp, Cl A *	555	11
Hewlett Packard Enterprise Co	7,709	119
HP Inc	5,166	136
HubSpot Inc *	278	118
Informatica, Cl A *	221	4
Intel Corp	25,023	913
International Business Machines Corp	5,446	788
Intuit Inc	1,634	809
IPG Photonics Corp *	195	17
Jabil Inc	780	96
Juniper Networks Inc	1,916	52
Keysight Technologies *	1,075	131
KLA	821	386
Kyndryl Holdings *	1,225	18
Lam Research Corp	803	472
Lattice Semiconductor Corp *	814	45
Littelfuse Inc	145	31
Lumentum Holdings *	408	16
Manhattan Associates Inc *	372	73
Marvell Technology	5,091	240
Microchip Technology Inc	3,193	228
Micron Technology Inc	6,518	436
Microsoft Corp	44,654	15,098
MKS Instruments Inc	397	26
MongoDB, Cl A *	398	137
Monolithic Power Systems Inc	275	121
Motorola Solutions Inc	988	275
nCino *	418	12
NCR Voyix *	770	12
NetApp Inc	1,303	95
New Relic Inc *	319	28
Nutanix Inc, Cl A *	1,377	50
NVIDIA Corp	14,258	5,814
Okta, Cl A *	907	61
ON Semiconductor Corp *	2,602	163
Oracle Corp	9,096	940
Palantir Technologies, Cl A *	11,298	167
Palo Alto Networks Inc *	1,806	439
Pegasystems Inc	248	11
Procore Technologies *	426	26

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC Inc *	686	$96
Pure Storage Inc, Cl A *	1,710	58
Qorvo Inc *	597	52
QUALCOMM Inc	6,674	727
RingCentral, Cl A *	511	14
Roper Technologies	634	310
Salesforce *	5,663	1,137
SentinelOne, Cl A *	1,450	23
ServiceNow Inc *	1,217	708
Skyworks Solutions Inc	953	83
Smartsheet, Cl A *	762	30
Snowflake, Cl A *	1,860	270
Splunk *	915	135
Synopsys Inc *	915	430
TD SYNNEX	280	26
Teledyne Technologies *	278	104
Teradata Corp *	614	26
Teradyne Inc	939	78
Texas Instruments Inc	5,448	774
Trimble Inc *	1,476	70
Twilio, Cl A *	1,045	54
Tyler Technologies Inc *	247	92
Ubiquiti	25	3
UiPath, Cl A *	2,260	35
Unity Software *	1,718	44
Universal Display Corp	287	40
VeriSign Inc *	556	111
Viasat *	700	13
VMware, Cl A *	1,281	187
Vontier	947	28
Western Digital Corp *	1,906	76
Wolfspeed *	738	25
Workday Inc, Cl A *	1,198	254
Zebra Technologies Corp, Cl A *	309	65
Zoom Video Communications, Cl A *	1,474	88
Zscaler Inc *	506	80

		61,608
Materials — 2.1%
Air Products & Chemicals Inc	1,329	375
Albemarle Corp	702	89
Alcoa Corp	1,060	27
Amcor	8,894	79
AptarGroup Inc	393	48
Ardagh Metal Packaging	894	3
Ashland	304	23
Avery Dennison	488	85
Axalta Coating Systems Ltd *	1,324	35
Ball	1,849	89
Berry Global Group Inc	729	40
Celanese Corp, Cl A	591	68
CF Industries Holdings Inc	1,174	94
Chemours Co/The	883	21

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cleveland-Cliffs Inc *	3,064	$51
Corteva	4,291	207
Crown Holdings Inc	634	51
Dow Inc	4,225	204
DuPont de Nemours	2,751	200
Eagle Materials Inc	214	33
Eastman Chemical Co	717	54
Ecolab Inc	1,488	250
Element Solutions Inc	1,352	25
FMC Corp	755	40
Freeport-McMoRan	8,555	289
Ginkgo Bioworks Holdings *	9,192	13
Graphic Packaging Holding Co	1,834	39
Huntsman Corp	1,093	25
International Flavors & Fragrances Inc	1,529	105
International Paper Co	2,130	72
Linde	2,935	1,122
Louisiana-Pacific Corp	426	22
LyondellBasell Industries NV, Cl A	1,541	139
Martin Marietta Materials	373	153
Mosaic Co/The	2,039	66
MP Materials *	544	9
NewMarket Corp	34	16
Newmont	6,867	257
Nucor Corp	1,505	222
Olin Corp	731	31
Packaging Corp of America	547	84
PPG Industries Inc	1,413	173
Reliance Steel & Aluminum Co	350	89
Royal Gold Inc	393	41
RPM International Inc	765	70
Scotts Miracle-Gro Co/The, Cl A	242	11
Sealed Air Corp	874	27
Sherwin-Williams Co/The	1,435	342
Silgan Holdings	504	20
Sonoco Products Co	583	30
Southern Copper Corp	512	36
SSR Mining	1,235	17
Steel Dynamics	960	102
United States Steel Corp	1,346	46
Vulcan Materials	794	156
Westlake	198	23
Westrock	1,520	55

		6,093
Real Estate — 2.1%
Agree Realty Corp ‡	532	30
Alexandria Real Estate Equities Inc ‡	1,030	96
American Homes 4 Rent, Cl A ‡	1,994	65
American Tower, Cl A ‡	2,785	496
Americold Realty Trust ‡	1,612	42
Apartment Income ‡	898	26
AvalonBay Communities Inc ‡	838	139

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Diversified Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Properties Inc ‡	940	$50
Brixmor Property Group Inc ‡	1,788	37
Camden Property Trust ‡	622	53
CBRE Group Inc, Cl A *	1,891	131
CoStar Group Inc *	2,419	178
Cousins Properties ‡	906	16
Crown Castle ‡	2,590	241
CubeSmart ‡	1,340	46
Digital Realty Trust Inc ‡	1,789	222
EastGroup Properties Inc ‡	247	40
EPR Properties ‡	444	19
Equinix Inc ‡	562	410
Equity LifeStyle Properties Inc ‡	1,065	70
Equity Residential ‡	2,221	123
Essex Property Trust Inc ‡	385	82
Extra Space Storage Inc ‡	1,246	129
Federal Realty Investment Trust ‡	481	44
First Industrial Realty Trust Inc ‡	790	33
Gaming and Leisure Properties Inc ‡	1,464	66
Healthcare Realty Trust, Cl A ‡	2,273	33
Healthpeak Properties ‡	3,277	51
Highwoods Properties Inc ‡	623	11
Hongkong Land Holdings	1,400	4
Host Hotels & Resorts Inc ‡	4,245	66
Howard Hughes Holdings *	220	15
Invitation Homes Inc ‡	3,660	109
Iron Mountain ‡	1,731	102
Jones Lang LaSalle Inc *	286	37
Kilroy Realty Corp ‡	697	20
Kimco Realty ‡	3,622	65
Lamar Advertising Co, Cl A ‡	518	43
Medical Properties Trust Inc ‡	3,561	17
Mid-America Apartment Communities ‡	689	81
National Storage Affiliates Trust ‡	509	15
NNN ‡	1,085	39
Omega Healthcare Investors Inc ‡	1,409	47
Park Hotels & Resorts ‡	1,336	15
Prologis Inc ‡	5,526	557
Public Storage ‡	938	224
Rayonier Inc ‡	874	22
Realty Income Corp ‡	4,036	191
Regency Centers Corp ‡	1,103	66
Rexford Industrial Realty ‡	1,172	51
SBA Communications Corp, Cl A ‡	640	134
Simon Property Group Inc ‡	1,957	215
Spirit Realty Capital Inc ‡	834	30
STAG Industrial Inc ‡	1,073	36
Sun Communities Inc ‡	730	81
UDR Inc ‡	1,966	63
Ventas Inc ‡	2,394	102
VICI Properties Inc, Cl A ‡	6,013	168
Vornado Realty Trust ‡	1,058	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Welltower ‡	2,971	$248
Weyerhaeuser Co ‡	4,413	127
WP Carey Inc ‡	1,252	67
Zillow Group Inc, Cl C *	946	34
Zillow Group Inc, Cl A *	338	12

		6,102
Utilities — 1.9%
AES Corp/VA	4,001	60
Alliant Energy Corp	1,503	73
Ameren Corp	1,544	117
American Electric Power Co Inc	3,086	233
American Water Works	1,157	136
Atmos Energy Corp	852	92
Avangrid Inc	425	13
Brookfield Renewable, Cl A	766	17
CenterPoint Energy	3,779	102
Clearway Energy Inc, Cl A	208	4
Clearway Energy Inc, Cl C	489	11
CMS Energy Corp	1,736	94
Consolidated Edison Inc	2,075	182
Constellation Energy	1,959	221
Dominion Energy Inc	4,995	201
DTE Energy	1,234	119
Duke Energy	4,622	411
Edison International	2,255	142
Entergy Corp	1,268	121
Essential Utilities	1,388	46
Evergy Inc	1,333	66
Exelon Corp	5,958	232
FirstEnergy Corp	3,257	116
Hawaiian Electric Industries	652	9
IDACORP Inc	302	29
National Fuel Gas	526	27
NextEra Energy	12,111	706
NiSource Inc	2,435	61
NRG Energy Inc	1,412	60
OGE Energy	1,197	41
PG&E *	11,963	195
Pinnacle West Capital Corp	677	50
PPL Corp	4,420	109
Public Service Enterprise Group	2,987	184
Sempra	3,776	264
Southern Co/The	6,527	439
UGI Corp	1,255	26
Vistra	2,356	77
WEC Energy Group	1,893	154

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	3,271	$194

		5,434
		229,452

Total Common Stock
(Cost $251,167) ($ Thousands)		248,734

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
SPDR S&P 500 ETF Trust	359	150

Total Exchange Traded Fund
(Cost $150) ($ Thousands)		150

PREFERRED STOCK — 0.0%
Germany — 0.0%
Bayerische Motoren Werke AG (A)	73	6

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Dr Ing hc F Porsche (A)	140	$12
Henkel AG & Co KGaA (A)	219	16
Porsche Automobil Holding SE (A)	188	8
Sartorius AG (A)	34	9
Volkswagen AG (A)	259	27

Total Preferred Stock
(Cost $102) ($ Thousands)		78

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220% **†	1,980,859	1,981
Total Cash Equivalent

(Cost $1,981) ($ Thousands)		1,981

Total Investments — 86.6%
(Cost $253,400) ($ Thousands)		$250,943

A list of the open futures contracts held by the Fund at October 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI EAFE Index	192	Dec-2023	$20,093	$18,952	$(1,141)
MSCI Emerging Markets	212	Dec-2023	10,428	9,743	(685)
Russell 2000 Index E-MINI	118	Dec-2023	11,052	9,844	(1,208)
S&P 500 Index E-MINI	9	Dec-2023	1,972	1,895	(77)
			$43,545	$40,434	$(3,111)

Percentages are based on a Net Assets of $289,737 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class

EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Ltd — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

The following is a summary of the Fund’s transactions with affiliates for the period ended October 31, 2023 ($ Thousands):

Security Description	Value 7/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 10/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,708	$8,437	$(9,164)	$—	$—	$1,981	$49	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 99.2%
SPDR Bloomberg Emerging Markets USD Bond ETF	838,634	$18,630
SPDR Portfolio High Yield Bond ETF	843,663	18,620

Total Exchange Traded Funds
(Cost $39,565) ($ Thousands)		37,250

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	122,218	122

Total Cash Equivalent
(Cost $122) ($ Thousands)		122

Total Investments in Securities — 99.5%
(Cost $39,687) ($ Thousands)		$37,372

Percentages are based on Net Assets of $37,553 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of October 31, 2023.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

The following is a summary of the Fund’s transactions with affiliates for the period ended October 31, 2023 ($ Thousands):

Security Description	Value 7/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 10/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$140	$1,082	$(1,100)	$—	$—	$122	$3	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust